LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Postemployment Benefits [Abstract]
Severance-pay expenses	$ 285	$ 222	$ 73